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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Harbour Group, LP
Address:     646 Steamboat Rd.
             Greenwich, Connecticut 06830

Form  13F  File Number: 028-11705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clifton S. Robbins
Title:         Chief Executive Officer
Phone:         203-422-6565

Signature, Place, and Date of Signing:


/s/ Clifton S. Robbins     Greenwich, Connecticut          February 14, 2012
-----------------------    ----------------------          -----------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                           --------

Form 13F Information Table Entry Total:                          20
                                                           --------

Form 13F Information Table Value Total:                    $767,907
                                                           --------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.         Form 13F File Number        Name
     ------      ------------------------    --------------

     None.

                                               Blue Harbour Group, LP
                                             Form 13F Information Table
                                          Quarter ended December 31, 2011


COLUMN 1                COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6 COLUMN 7 COLUMN 8
                          TITLE               VALUE     SHRS or   SH/  PUT/  INVE OTHR  VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISC MANR SOLE  SHARED NONE
----------------------- --------  --------- ---------  ---------  ---  ----  ---- ---- ----- ------ ----
BLUE COAT SYSTEMS INC   COM NEW   09534T508 $  7,950     312,384  SH         SOLE        X
BROADRIDGE FINL
SOLUTIONS INC           COM       11133T103 $ 33,451   1,483,400  SH         SOLE        X
CACI INTL INC           CL A      127190304 $ 65,136   1,164,807  SH         SOLE        X
CHEMTURA CORP           COM NEW   163893209 $ 18,892   1,665,999  SH         SOLE        X
CHICOS FAS INC          COM       168615102 $ 45,074   4,046,134  SH         SOLE        X
CORELOGIC INC           COM       21871D103 $ 56,774   4,390,851  SH         SOLE        X
EMPLOYERS HOLDINGS INC  COM       292218104 $ 33,793   1,868,034  SH         SOLE        X
FEI CO                  COM       30241L109 $102,032   2,502,000  SH         SOLE        X
FTI CONSULTING INC      COM       302941109 $ 59,433   1,401,065  SH         SOLE        X
IGATE CORP              COM       45169U105 $ 54,931   3,492,087  SH         SOLE        X
INTERFACE INC           CL A      458665106 $  4,570     396,000  SH         SOLE        X
ITRON INC               COM       465741106 $ 18,600     520,000  SH         SOLE        X
JACK IN THE BOX INC     COM       466367109 $ 64,602   3,090,994  SH         SOLE        X
PSS WORLD MED INC       COM       69366A100 $  1,451      60,000  SH         SOLE        X
PVH CORP                COM       693656100 $ 23,775     337,283  SH         SOLE        X
PACKING CORP AMER       COM       695156109 $ 45,432   1,800,000  SH         SOLE        X
SPDR GOLD TRUST         GOLD SHS  78463V107 $ 34,198     225,000  SH         SOLE        X
WARNACO GROUP INC       COM NEW   934390402 $ 17,892     357,559  SH         SOLE        X
VALUECLICK INC          COM       92046N102 $ 11,419     701,001  SH         SOLE        X
WEBMD HEALTH CORP       COM       94770V102 $ 68,502   1,824,294  SH         SOLE        X

Total Fair Market Value (in thousands):     $767,907
